CERTIFICATION OF
                               STRONG INCOME TRUST
                       on behalf of the following series:
                   Strong Florida Municipal Money Market Fund


STRONG INCOME TRUST (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Florida Municipal Money Market Fund's Prospectus and Statement of Additional Information, each dated November 29, 2002 filed by the Registrant pursuant to Pre-Effective Amendment No. 1 (File No. 333-100188; 811-21209), which was filed with the Securities and Exchange Commission on November 26, 2002 (the "Pre-Effective Amendment").

3. The Pre-Effective Amendment is the most recent effective pre-effective amendment filed by the Registrant.

4. The form of Strong Florida Municipal Money Market Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Pre-Effective Amendment.

5. The text of the Pre-Effective Amendment has been filed electronically.

                                     STRONG INCOME TRUST

                                     /s/ RICHARD W. SMIRL

                                     By: Richard W. Smirl
                                     Title: Vice President and Secretary


Dated: December 4, 2002